Derivative instruments (Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)) (Details) - Cash Flow Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	$ 17,908	$ 11,933	$ (18,813)
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	(31,969)	59	11,242
(Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	(679)	(101)	0
Income (loss) adjustment to foreign exchange	28,588	7,532	(6,997)
Net interest expense	(9,700)	(9,497)	(2,938)
Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	731	(1,344)	(1,861)
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	(75)	1,236	1,307
(Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	0	0	0
Cross-Currency Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	11,279	5,828	(16,952)
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	(18,888)	1,965	9,935
(Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	0	0	0
Call Spread
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	4,034	21,047	0
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	(15,421)	2,791	0
(Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	0	0	0
Coupon-only Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	1,864	(13,598)	0
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	2,415	(5,933)	0
(Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	$ (679)	$ (101)	$ 0